Per Share Data (Tables)	9 Months Ended
Dec. 31, 2011
Earnings Per Share Reconciliation

Reconciliation of the differences between basic and diluted earnings per share (EPS) in the nine months ended December 31, 2010 and 2011 and the three months ended December 31, 2010 and 2011 is as follows:

During the nine months ended December 31, 2010, the diluted EPS calculation excludes stock options for 1,221 thousand shares, as they were antidilutive.

During the nine months ended December 31, 2011, the diluted EPS calculation excludes stock options for 1,049 thousand shares, as they were antidilutive.

During the three months ended December 31, 2010, the diluted EPS calculation excludes convertible bond for 2,493 thousand shares and stock options for 1,122 thousand shares, as they were antidilutive.

During the three months ended December 31, 2011, the diluted EPS calculation excludes stock options for 1,084 thousand shares, as they were antidilutive.

	Three months ended	Three months ended
	Millions of yen
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Income attributable to ORIX Corporation from continuing operations	¥44,178	¥67,914
Effect of dilutive securities—
Expense related to convertible bonds	1,801	1,767

Income from continuing operations for diluted EPS computation	¥45,979	¥69,681

	Millions of yen
	Three months ended December 31, 2010	Three months ended December 31, 2011
Income attributable to ORIX Corporation from continuing operations	¥13,152	¥23,746
Effect of dilutive securities—
Expense related to convertible bonds	328	589

Income from continuing operations for diluted EPS computation	¥13,480	¥24,335

	Thousands of Shares
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Weighted-average shares	107,487	107,506
Effect of dilutive securities—
Conversion of convertible bonds	24,412	24,411
Exercise of stock options	92	111

Weighted-average shares for diluted EPS computation	131,991	132,028

	Thousands of Shares
	Three months ended December 31, 2010	Three months ended December 31, 2011
Weighted-average shares	107,487	107,511
Effect of dilutive securities—
Conversion of convertible bonds	21,919	24,410
Exercise of stock options	106	112

Weighted-average shares for diluted EPS computation	129,512	132,033

	Yen
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Earnings per share for income attributable to ORIX Corporation from continuing operations:
Basic	¥411.01	¥631.72
Diluted	348.35	527.77

	Yen
	Three months ended December 31, 2010	Three months ended December 31, 2011
Earnings per share for income attributable to ORIX Corporation from continuing operations:
Basic	¥122.36	¥220.87
Diluted	104.08	184.31